Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 394,382	$ 8,557,477	$ 8,951,859
CANADA | Government of Canada Department of Canadian Nuclear Safety Commission [Member]
Total		971,103.28	971,103
CANADA | Government of Canada Department of Health [Member]
Total		1,902.12	1,902
CANADA | Government of Canada Department of Innovation, Science and Economic Development [Member]
Total		1,436.04	1,436
CANADA | Government of Canada Department of Statistics [Member]
Total		3,399.15	3,399
CANADA | Government of British Columbia Department of Ministry of Finance [Member]
Total	$ 394,382.07		394,382
CANADA | Government of Saskatchewan Department of Ministry of Environment [Member]
Total		6,897.20	6,897
CANADA | Birch Narrows Dene Nation [Member]
Total		481,506.36	481,506
CANADA | Buffalo River Dene Nation [Member]
Total		526,243.32	526,243
CANADA | Clearwater River Dene Nation [Member]
Total		987,417.86	987,418
CANADA | Yathi Nene Land and Resource Office [Member]
Total		16,785.00	16,785
CANADA | Metis Nation Saskatchewan [Member]
Total		5,115,125.04	5,115,125
CANADA | Clearwater Clearlake Metis Economic Development Corporation [Member]
Total		113,972.12	113,972
CANADA | La Loche Metis Local 39 Corp [Member]
Total		30,000.00	30,000
CANADA | Northern Hamlet of St Georges Hill [Member]
Total		5,000	5,000
CANADA | Northern Village of Buffalo Narrows and Community [Member]
Total		25,650.00	25,650
CANADA | National Coalition of Chiefs [Member]
Total		20,000.00	20,000
CANADA | Northern Hamlet of Turnor Lake and Community [Member]
Total		7,200.00	7,200
CANADA | English River First Nation [Member]
Total		1,900.00	1,900
CANADA | Northern Village of La Loche and Community [Member]
Total		$ 241,939.52	$ 241,940